Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.00118%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,054,310.14

Principal:
Principal Collections	$20,654,443.50
Prepayments in Full	$9,904,255.63
Liquidation Proceeds	$113,539.09
Recoveries	$1,282.89
Sub Total	$30,673,521.11
Collections	$32,727,831.25

Purchase Amounts:
Purchase Amounts Related to Principal	$105,804.59
Purchase Amounts Related to Interest	$333.51
Sub Total	$106,138.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,833,969.35

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,833,969.35
Servicing Fee	$736,681.69	$736,681.69	$0.00	$0.00	$32,097,287.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,097,287.66
Interest - Class A-2a Notes	$613,322.56	$613,322.56	$0.00	$0.00	$31,483,965.10
Interest - Class A-2b Notes	$307,070.73	$307,070.73	$0.00	$0.00	$31,176,894.37
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$30,176,382.04
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$29,833,162.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,833,162.04
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$29,714,473.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,714,473.87
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$29,629,396.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,629,396.79
Regular Principal Payment	$34,892,677.09	$29,629,396.79	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$32,833,969.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,629,396.79
Total					$29,629,396.79

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,643,466.98	$79.86	$613,322.56	$2.26	$22,256,789.54	$82.12
Class A-2b Notes	$7,985,929.81	$79.86	$307,070.73	$3.07	$8,293,000.54	$82.93
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$29,629,396.79	$28.15	$2,467,890.87	$2.34	$32,097,287.66	$30.49

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$213,949,729.01	0.7894241	$192,306,262.03	0.7095648
Class A-2b Notes	$78,942,413.47	0.7894241	$70,956,483.66	0.7095648
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$771,342,142.48	0.7327761	$741,712,745.69	0.7046282

Pool Information
Weighted Average APR	2.853%	2.858%
Weighted Average Remaining Term	47.78	46.98
Number of Receivables Outstanding	31,419	30,792
Pool Balance	$884,018,025.69	$853,122,282.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$794,959,617.87	$767,667,354.75
Pool Factor	0.7533700	0.7270403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$85,454,927.74
Targeted Overcollateralization Amount	$116,672,817.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$111,409,536.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$117,700.39
(Recoveries)		4	$1,282.89
Net Loss for Current Collection Period			$116,417.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1580%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3290%
Second Prior Collection Period			0.1286%
Prior Collection Period			0.1531%
Current Collection Period			0.1608%
Four Month Average (Current and Prior Three Collection Periods)			0.1929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		314	$725,160.23
(Cumulative Recoveries)			$50,854.53
Cumulative Net Loss for All Collection Periods			$674,305.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0575%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,309.43
Average Net Loss for Receivables that have experienced a Realized Loss			$2,147.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.65%	164	$5,531,676.22
61-90 Days Delinquent	0.11%	23	$944,610.66
91-120 Days Delinquent	0.01%	3	$108,006.90
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.77%	190	$6,584,293.78

Repossession Inventory:
Repossessed in the Current Collection Period		6	$254,547.32
Total Repossessed Inventory		11	$469,797.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0841%
Prior Collection Period			0.0923%
Current Collection Period			0.0844%
Three Month Average			0.0869%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1234%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$2,647,977.67
2 Months Extended	97	$3,805,917.04
3+ Months Extended	8	$286,008.16

Total Receivables Extended	169	$6,739,902.87
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer